Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Engineering services revenue	$ 249,395	$ 18,614
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]	us-gaap:ServiceMember	us-gaap:ServiceMember
OPERATING EXPENSES
Research and development costs	$ 5,176,932	$ 7,152,913
General and administrative expenses	4,168,576	5,274,603
Depreciation and amortization	1,256,391	1,829,997
Total operating expenses	10,601,899	14,257,513
OPERATING LOSS	(10,353,542)	(14,238,899)
OTHER INCOME (EXPENSE)
Government grants	708,004	422,719
Loss on extinguishment of debt	(1,183,289)
Interest income	59,860	107,694
Foreign exchange gain (loss)	617,357	(19,795)
OTHER EXPENSE	(1,110,903)	74,792
Net loss before income tax	(11,464,445)	(14,164,107)
Income tax (expense) benefit	(20,965)	356,437
NET LOSS	(11,485,410)	(13,807,670)
Net income		100,792
Net loss attributable to common stockholders	$ (11,485,410)	$ (13,908,462)
Loss per common share, basic (in dollars per share)	$ (16.97)	$ (20.6)
Loss per common share, diluted (in dollars per share)	$ (16.97)	$ (20.6)
Weighted-Average Shares of Common Shares Outstanding, Basic (in shares)	676,659	675,281
Weighted-Average Shares of Common Shares Outstanding, Diluted (in shares)	676,659	675,281
Net loss for the period	$ (11,485,410)	$ (13,807,670)
Other comprehensive income (loss) net of tax:
Currency translation adjustments	395,525	(153,347)
Comprehensive loss	(11,089,885)	(13,961,017)
Less: Net income attributable to noncontrolling interest		100,792
Comprehensive loss attributable to common stockholders	(11,089,885)	(14,061,809)
Nonrelated party
OTHER INCOME (EXPENSE)
Interest expense	(1,223,929)	(400,679)
Loss on extinguishment of debt	(1,183,289)
Related party
OPERATING EXPENSES
Research and development costs	42,212	45,131
OTHER INCOME (EXPENSE)
Interest expense	(88,906)	$ (35,147)
Loss on extinguishment of debt	$ (202,204)